FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Investments Measured at Fair Value on Recurring Basis
	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Foreign exchange forward contracts	43,160,093	-	43,160,093	-
Capped call options	107,223,601	-	-	107,223,601
Available-for-sale investment	30,117,797	-	-	30,117,797

Liabilities:
Foreign exchange forward contracts	10,080,395	-	10,080,395	-
Convertible senior notes	770,485,897	-	-	770,485,897

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2014	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Foreign exchange forward contracts	47,712,744	-	47,712,744	-
Capped call options	21,098,263	-	-	21,098,263
Available-for-sale investment	20,875,725	-	-	20,875,725

Liabilities:
Foreign exchange forward contracts	30,901,012	-	30,901,012	-
Convertible senior notes	1,540,398,645	-	-	1,540,398,645

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2015	Quote prices in active market for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)

Assets:
Call spread option	7,277,406			7,277,406
Foreign exchange forward contracts	7,038,537		7,038,537
Capped call options	17,490,323			17,490,323
Available-for-sale investment	-			-

Liabilities:
Foreign exchange forward contracts	4,295,737		4,295,737
Convertible senior notes	1,506,981,361			1,506,981,361
Warrant Liability	68,377,608			68,377,608

Schedule of Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at January 1,	483,581,668	770,485,897	1,540,398,645
Issuance of convertible senior notes	-	914,850,000	-
Foreign exchange (gain)/loss	(18,298,249)	5,853,455	96,678,461
Change in fair value of convertible senior notes	305,202,478	(150,790,707)	8,400,918
Repurchase of convertible senior notes	-	-	(138,496,663)
Balance at December 31,	770,485,897	1,540,398,645	1,506,981,361

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at January 1,	16,131,208	107,223,601	21,098,263
Foreign exchange (gain)/loss	(1,203,512)	563,725	2,562,342
Change in fair value of capped call options	92,295,905	(86,689,063)	(6,170,282)
Balance at December 31,	107,223,601	21,098,263	17,490,323

	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Balance at January 1,	-	30,117,797	20,875,725
Receipt of available-for-sale investment	23,730,486	-
Foreign exchange gain/(loss)	344,877	(3,446,112)
Change in fair value of available-for-sale	6,042,434	(5,795,960)	-
Transfer to receivable (Note 2 (g))	-	-	(20,875,725)
Balance at December 31,	30,117,797	20,875,725	-

Schedule of assumptions used in the valuation of financial instruments

	As of December 31,
	2013		2014		2015

Fair value of ADS	US$	29.30	US$	19.71	US$	27.67
Strike price	US$	33.75	US$	33.75	US$	33.75
Risk free interest rate		0.53%		0.44%		0.52%
Dividend yield		-		-		-
Standard volatility		70.6%		64.31%		46.14%

	As of December 31,
	2013	2014		2015

Fair value of ADS	-	US$	19.71	US$	27.67
Strike price	-	US$	45.83	US$	45.83
Risk free interest rate	-		1.51%		1.47%
Dividend yield	-		-		-
Standard volatility	-		66.31%		40.44%

Schedule of fair value of call spread option contracts
2015

Expected volatility	4.389%-8.078%
Expected terms	0.24-0.63%
USD Risk-free interest rate	0.16%-0.53%
RMB Risk-free interest rate	2.24%-2.28%

Schedule of changes in fair value of derivative liability
For the year ended December 31, 2015
RMB
Balance at January 1,	-
Purchase of call spread	7,647,843
Change in fair value of call spread	(370,437)
Balance at December 31,	7,277,406

Schedule of fair value of warrant liability
	As of December 31, 2015
	IPO Senario	Non-IPO Senario

Expected volatility	62.06%	N/A
Expected terms	1.03	1.03
Dividend yield	-	N/A
Risk-free interest rate	0.72%	N/A
Fair value of warrants at December 31,2015 (USD)		10.53 million

Schedule of changes in fair value of warrant liability
For the year ended December 31, 2015
RMB
Balance at January 1,	-
Issuance of warrant liability	62,331,211
Foreign exchange loss on warrant liability	3,950,373
Change in fair value of warrant liability	2,096,024
Balance at December 31,	68,377,608

Schedule of Change in Fair Value of Derivatives
	For the year ended December 31,
	2013	2014	2015
	RMB	RMB	RMB
Foreign exchange forward contracts-realized	22,750,277	15,553,224	71,000,875
Foreign exchange forward contracts-unrealized	25,640,169	(16,267,966)	(14,068,932)
Call spread options	-	-	(370,437)
Convertible senior notes	(305,202,478)	150,790,707	(8,400,918)
Capped call options	92,295,905	(86,689,063)	(6,170,282)
Warrant liability	-	-	(2,096,024)
Total	(164,516,127)	63,386,902	39,894,282

As of December 31, 2013

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2013	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,186,997,950			3,186,997,950	3,573,248

As of December 31, 2014

	Fair Value Measurements at Reporting Date Using
Description	Balance as of December 31, 2014	Quote Prices in active market for identical assets (Level 1)	Significant other observable input (Level 2)	Significant unobservable input (Leval 3)	Total (losses)
	RMB	RMB	RMB	RMB
Property, plant and equipment, net	3,101,795,172			3,101,795,172	6,217,151